TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TRADE AND OTHER RECEIVABLES
Total trade and other receivables	$ 21,249	$ 3,966
Oil, Natural Gas and NGL sales
TRADE AND OTHER RECEIVABLES
Total trade and other receivables	16,339	2,604
Joint interest billing receivables
TRADE AND OTHER RECEIVABLES
Total trade and other receivables	594	930
Commodity hedge contract receivables
TRADE AND OTHER RECEIVABLES
Total trade and other receivables	4,192
Other
TRADE AND OTHER RECEIVABLES
Total trade and other receivables	$ 124	$ 432